Warrant Liability (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Operating Expenses						$ 12,280,192	$ 18,008,195
Debt Instrument, Unamortized Discount	$ 6,821,756			$ 6,821,756		$ 349,341
Change in fair value of warrant liability	37,154,989			773,447
Warrant Liability [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
[custom:InitialValueOfWarrants]		$ 94,876,534
Operating Expenses	133,699,181	$ 75,156,534
Debt Instrument, Unamortized Discount	$ 19,720,000			19,720,000
Change in fair value of warrant liability				$ 139,695,115